Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of property plant and equipment useful life
Computers and equipment	5 years
Website development	3 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term

Schedule of intangible assets represent definite lived intangible assets
Patents	20 years
Trade names, trademarks, product names, URLs	5 – 10 years
Internally developed software	5 – 6 years
Non-compete agreements	3 years
Subscriber/customer relationships	3 – 12 years
Lead pool	2 years